Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue, net	$ 878,268	$ 701,603
Cost of sales
Contract labor	43,437	47,176
Other costs of sales	83,890	28,585
Total cost of sales	127,327	75,761
Gross profit	750,941	625,842
Operating expenses:
Advertising	34,360	19,777
Provision for bad debts		15,505
Depreciation	27,149	28,366
Rent	43,716	45,775
Officers' compensation	245,400	130,261
Salaries	134,151	106,407
Telephone	15,897	18,098
Other	233,147	178,310
Net Operating expenses	733,820	542,499
Net income before other income and expenses	17,121	83,343
Other income and (expenses)
Income tax benefit/(expense)	(9,000)	16,000
Gain/(Loss) on disposal of fixed assets	15,545
Net Other income and expenses	6,545	16,000
Net income	$ 23,666	$ 99,343
Net income per common share - Basic and fully diluted	$ 0.00	$ 0.00
Weighted average number of shares outstanding - Basic and fully diluted	35,998,083	40,207,791